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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-881

Columbia Funds Trust III
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Copy to:

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	03/31/06

Date of reporting period:	06/30/05

INVESTMENT PORTFOLIO

June 30, 2005 (Unaudited)	Columbia Global Equity Fund

		Shares	Value ($)*
Common Stocks – 99.8%
CONSUMER DISCRETIONARY – 11.2%
Automobiles – 1.8%
	Renault SA	8,200	719,868
	Toyota Motor Corp.	25,800	922,579
	Automobiles Total		1,642,447
Hotels, Restaurants & Leisure – 1.2%
	McDonald’s Corp.	22,800	632,700
	Yum! Brands, Inc.	9,700	505,176
	Hotels, Restaurants & Leisure Total		1,137,876
Household Durables – 0.6%
	Ryland Group, Inc.	7,000	531,090
	Household Durables Total		531,090
Internet & Catalog Retail – 0.4%
	eBay, Inc. (a)	11,500	379,615
	Internet & Catalog Retail Total		379,615
Leisure Equipment & Products – 0.8%
	Sankyo Co., Ltd.	16,700	773,773
	Leisure Equipment & Products Total		773,773
Media – 2.5%
	McGraw-Hill Companies, Inc.	11,200	495,600
	News Corp., Class B	41,739	703,719
	Schibsted ASA	17,200	471,730
	Viacom, Inc., Class B	20,600	659,612
	Media Total		2,330,661
Multiline Retail – 0.8%
	Federated Department Stores, Inc.	10,400	762,112
	Multiline Retail Total		762,112
Specialty Retail – 2.2%
	Abercrombie & Fitch Co., Class A	7,300	501,510
	Home Depot, Inc.	17,800	692,420
	Industria de Diseno Textil, S.A.	17,291	443,608
	Staples, Inc.	17,300	368,836
	Specialty Retail Total		2,006,374
Textiles, Apparel & Luxury Goods – 0.9%
	NIKE, Inc., Class B	9,100	788,060
	Textiles, Apparel & Luxury Goods Total		788,060
	CONSUMER DISCRETIONARY TOTAL		10,352,008
CONSUMER STAPLES – 7.6%
Beverages – 2.3%
	Coca-Cola Co.	16,200	676,350
	Diageo PLC	48,144	707,365

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Beverages – (continued)
	PepsiCo, Inc.	14,100	760,413
	Beverages Total		2,144,128
Food & Staples Retailing – 0.5%
	Albertson’s, Inc.	22,000	454,960
	Food & Staples Retailing Total		454,960
Food Products – 1.4%
	Danisco A/S	8,100	524,468
	Hershey Foods Corp.	12,400	770,040
	Food Products Total		1,294,508
Household Products – 1.2%
	Clorox Co.	8,300	462,476
	Colgate-Palmolive Co.	13,400	668,794
	Household Products Total		1,131,270
Personal Products – 0.8%
	Gillette Co.	14,600	739,198
	Personal Products Total		739,198
Tobacco – 1.4%
	Altria Group, Inc.	9,600	620,736
	Japan Tobacco, Inc.	52	693,148
	Tobacco Total		1,313,884
	CONSUMER STAPLES TOTAL		7,077,948
FINANCIALS – 23.3%
Capital Markets – 1.6%
	A.G. Edwards, Inc.	11,300	510,195
	Merrill Lynch & Co., Inc.	8,600	473,086
	UBS AG, Registered Shares	6,000	466,304
	Capital Markets Total		1,449,585
Commercial Banks – 10.7%
	Alpha Bank A.E.	28,521	757,103
	Barclays PLC	94,193	934,514
	Danske Bank A/S	24,600	737,333
	HBOS PLC	45,897	706,235
	Lloyds TSB Group PLC	60,443	510,852
	Mitsubishi Tokyo Financial Group, Inc.	56	472,800
	Mitsui Trust Holdings, Inc.	64,000	653,046
	Mizuho Financial Group, Inc.	60	270,252
	Royal Bank of Scotland Group PLC	29,134	877,242
	Skandinaviska Enskilda Banken AB, Class A	26,600	441,096

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	Societe Generale	10,130	1,025,042
	U.S. Bancorp	20,100	586,920
	Wachovia Corp.	18,943	939,573
	Westpac Banking Corp.	70,434	1,066,006
	Commercial Banks Total		9,978,014
Consumer Finance – 1.8%
	Acom Co., Ltd.	6,750	431,116
	ORIX Corp.	5,700	852,461
	Providian Financial Corp. (a)	21,700	382,571
	Consumer Finance Total		1,666,148
Diversified Financial Services – 4.2%
	CIT Group, Inc.	12,300	528,531
	Citigroup, Inc., Class A	28,900	1,336,047
	Fortis	37,215	1,028,599
	ING Groep NV	35,433	995,826
	Diversified Financial Services Total		3,889,003
Insurance – 5.0%
	Allianz AG, Registered Shares	3,964	453,279
	Hartford Financial Services Group, Inc.	9,600	717,888
	MetLife, Inc.	21,600	970,704
	SAFECO Corp.	10,500	570,570
	Sampo Oyj, Class A	58,200	905,966
	UnumProvident Corp.	25,400	465,328
	XL Capital Ltd., Class A	7,400	550,708
	Insurance Total		4,634,443
	FINANCIALS TOTAL		21,617,193
HEALTH CARE – 10.5%
Biotechnology – 0.7%
	Amgen, Inc. (a)	11,000	665,060
	Biotechnology Total		665,060
Health Care Equipment & Supplies – 0.5%
	C.R. Bard, Inc.	6,900	458,919
	Health Care Equipment & Supplies Total		458,919
Health Care Providers & Services – 2.3%
	CIGNA Corp.	9,000	963,270
	Express Scripts, Inc. (a)	9,800	489,804
	HCA, Inc.	13,000	736,710
	Health Care Providers & Services Total		2,189,784
Pharmaceuticals – 7.0%
	Abbott Laboratories	16,900	828,269

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Johnson & Johnson	27,900	1,813,500
	Merck & Co., Inc.	26,300	810,040
	Novartis AG, Registered Shares	16,150	766,030
	Pfizer, Inc.	35,900	990,122
	Sanofi-Aventis	4,200	343,493
	Schering AG	7,317	447,643
	Takeda Pharmaceutical Co., Ltd.	9,600	474,729
	Pharmaceuticals Total		6,473,826
	HEALTH CARE TOTAL		9,787,589
INDUSTRIALS – 9.9%
Aerospace & Defense – 0.6%
	United Technologies Corp.	10,200	523,770
	Aerospace & Defense Total		523,770
Air Freight & Logistics – 0.6%
	United Parcel Service, Inc., Class B	7,700	532,532
	Air Freight & Logistics Total		532,532
Building Products – 0.5%
	Wienerberger AG	10,334	478,889
	Building Products Total		478,889
Commercial Services & Supplies – 1.0%
	Equifax, Inc.	13,100	467,801
	Randstad Holding NV	12,946	445,056
	Commercial Services & Supplies Total		912,857
Construction & Engineering – 0.7%
	Vinci SA	7,974	662,645
	Construction & Engineering Total		662,645
Industrial Conglomerates – 2.3%
	General Electric Co.	40,500	1,403,325
	Keppel Corp., Ltd.	97,000	717,929
	Industrial Conglomerates Total		2,121,254
Machinery – 3.0%
	Atlas Copco AB, Class B	47,400	680,093
	Eaton Corp.	10,800	646,920
	Ingersoll-Rand Co., Ltd., Class A	6,400	456,640
	Komatsu Ltd.	67,000	517,363
	Volvo AB, Class B	11,500	466,638
	Machinery Total		2,767,654

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – 0.3%
	Canadian National Railway Co.	5,123	295,033
	Road & Rail Total		295,033
Trading Companies & Distributors – 0.9%
	Mitsubishi Corp.	65,700	888,883
	Trading Companies & Distributors Total		888,883
	INDUSTRIALS TOTAL		9,183,517
INFORMATION TECHNOLOGY – 8.6%
Communications Equipment – 2.5%
	Avaya, Inc. (a)	78,800	655,616
	Cisco Systems, Inc. (a)	44,500	850,395
	Nokia Oyj	45,500	756,420
	Communications Equipment Total		2,262,431
Computers & Peripherals – 1.7%
	Dell, Inc. (a)	26,200	1,035,162
	NCR Corp. (a)	16,400	575,968
	Computers & Peripherals Total		1,611,130
IT Services – 0.6%
	Indra Sistemas SA	26,212	517,141
	It Services Total		517,141
Office Electronics – 0.5%
	Canon, Inc.	9,500	497,693
	Office Electronics Total		497,693
Software – 3.3%
	Adobe Systems, Inc.	13,000	372,060
	Autodesk, Inc.	21,700	745,829
	Microsoft Corp.	19,800	491,832
	Oracle Corp. (a)	57,100	753,720
	Symantec Corp. (a)	31,400	682,636
	Software Total		3,046,077
	INFORMATION TECHNOLOGY TOTAL		7,934,472
MATERIALS – 5.0%
Chemicals – 2.6%
	BASF AG	10,219	676,615
	Linde AG	8,688	584,265
	Mitsubishi Chemical Corp.	170,000	495,048
	Syngenta AG	6,835	699,129
	Chemicals Total		2,455,057
Metals & Mining – 1.9%
	Arch Coal, Inc.	8,600	468,442
	BHP Billiton Ltd.	62,533	855,046

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – (continued)
	Phelps Dodge Corp.	4,400	407,000
	Metals & Mining Total		1,730,488
Paper & Forest Products – 0.5%
	Georgia-Pacific Corp.	14,400	457,920
	Paper & Forest Products Total		457,920
	MATERIALS TOTAL		4,643,465
UTILITIES – 23.7%
Diversified Telecommunication Services – 3.3%
	Belgacom SA	11,323	385,542
	BT Group PLC	195,890	803,723
	France Telecom SA	20,200	586,241
	SBC Communications, Inc.	30,400	722,000
	Telecom Italia S.p.A.	3	8
	Verizon Communications, Inc.	16,400	566,620
	Diversified Telecommunication Services Total		3,064,134
Electric Utilities – 4.0%
	E.ON AG	8,453	749,683
	Entergy Corp.	8,300	627,065
	Exelon Corp.	19,900	1,021,467
	Fortum Oyj	30,800	493,398
	Scottish Power PLC	90,295	799,859
	Electric Utilities Total		3,691,472
Energy Equipment & Services – 1.4%
	BJ Services Co.	11,000	577,280
	Schlumberger Ltd.	9,600	729,024
	Energy Equipment & Services Total		1,306,304
Gas Utilities – 1.2%
	Enagas SA	36,460	643,101
	Tokyo Gas Co., Ltd.	123,000	459,323
	Gas Utilities Total		1,102,424
Multi-utilities – 1.0%
	Sempra Energy	23,500	970,785
	Multi-utilities Total		970,785
Oil, Gas & Consumable Fuels – 7.9%
	BP PLC	63,268	657,833
	ChevronTexaco Corp.	17,500	978,600
	ConocoPhillips	14,200	816,358
	ENI S.p.A.	48,000	1,231,065
	Exxon Mobil Corp.	34,500	1,982,715

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Oil, Gas & Consumable Fuels – (continued)
	Norsk Hydro ASA	3,400	310,397
	Total SA	5,690	1,331,119
	Oil, Gas & Consumable Fuels Total		7,308,087
Semiconductors & Semiconductor Equipment – 3.2%
	Intel Corp.	43,500	1,133,610
	KLA-Tencor Corp.	12,700	554,990
	MEMC Electronic Materials, Inc. (a)	29,900	471,523
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	89,920	820,067
	Semiconductors & Semiconductor Equipment Total		2,980,190
Wireless Telecommunication Services – 1.7%
	NTT DoCoMo, Inc.	302	444,033
	Vodafone Group PLC	462,241	1,123,076
	Wireless Telecommunication Services Total		1,567,109
	UTILITIES TOTAL		21,990,505
	Total Common Stocks (cost of $85,919,779)		92,586,697

		Par ($)	Value ($)
Short-Term Obligation – 0.2%
	Repurchase agreement with State Street Bank & Trust Co., dated 06/30/05, due 07/01/05 at 2.700%, collateralized by a U.S. Treasury Bond maturing 08/15/22, market value of $172,763 (repurchase proceeds $165,012)	165,000	165,000

	Total Short-Term Obligation (cost of $165,000)		165,000

	Total Investments – 100.0% (cost of $86,084,779)(b)		92,751,697

	Other Assets & Liabilities, Net – 0.0%		(18,587)

	Net Assets – 100.0%		92,733,110

Notes to Investment Portfolio:

*

Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for the possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a “fair value,” such value is likely to be different from the last quoted market price for the security.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $86,084,779.
(c)	Unrealized appreciation and depreciation at June 30, 2005 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$11,444,606	$(4,777,688)	$6,666,918

Summary of Securities by Country (Unaudited)	Value ($)	% of Total Investments
United States*	50,076,812	54.1%
Japan	8,846,245	9.6
United Kingdom	7,120,700	7.7
France	4,668,407	5.0
Germany	2,911,486	3.0
Netherlands	2,169,906	2.4
Finland	2,155,786	2.3
Switzerland	1,931,462	2.1
Australia	1,921,052	2.1
Spain	1,603,850	1.7
Sweden	1,587,827	1.7
Belgium	1,414,141	1.5
Denmark	1,261,801	1.4
Italy	1,231,073	1.3
Taiwan	820,067	0.9
Norway	782,127	0.8
Greece	757,103	0.8
Singapore	717,929	0.8
Austria	478,890	0.5
Canada	295,033	0.3
	$92,751,697	100.0%

* Includes short-term obligation.

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

Acronym	Name

ADR	American Depositary Receipt

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Trust III

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 29, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	August 29, 2005